Earnings Per Common Share - Narrative (Details)		1 Months Ended
	Sep. 06, 2022 shares	Sep. 30, 2022 shares	Nov. 02, 2021 shares
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Stock split ratio		6,450
Stock issued during stock split (in shares)	100,000	645,000,000
Corebridge Financial | Blackstone
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Ownership percentage			9.90%
Common Stock Class A
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Stock issued during stock split (in shares)	90,100
Common Stock Class B
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Stock issued during stock split (in shares)	9,900
Common Stock Class B | Corebridge Financial | Blackstone
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common stock outstanding (in shares)			63,855,000